BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Schedule of disaggregation of revenue

The following table presents revenues disaggregated by our business operations and timing of revenue recognition:

	Three Months Ended:
	March 31,	March 31,
	2026	2025
Research and development services (point-in-time)	$2,363	$133,547
Product and authentication services (point-in-time):
Asset Marking	—	5,384
Supply chain	48,446	290,229
Large Scale DNA Production	973,302	333,662
Total	$1,024,111	$762,822

The following table presents revenues disaggregated by our business operations and timing of revenue recognition:

	Six Month Period Ended:
	March 31,	March 31,
	2026	2025
Research and development services (point-in-time)	$3,598	$280,989
Product and authentication services (point-in-time):
Supply chain	162,027	1,013,078
Large Scale DNA Production	1,423,880	333,662
Asset marking	—	5,384
Total	$1,589,505	$1,633,113

	Fiscal Years Ended:
	September 30,
	2025	2024
Research and development services (point-in-time)	$375,759	$311,238
Product and authentication services (point-in-time):
Supply chain	1,148,816	1,208,696
Large Scale DNA Production	612,360	584,115
Asset marking	—	9,441
Total	$2,136,935	$2,113,490

Schedule of opening and closing contract balances

The opening and closing balances of the Company’s contract liability balances are as follows:

		October 1,	March 31,	$
	Balance sheet classification	2025	2026	change
Contract liabilities	Deferred revenue	$12,285	$3,772	$8,513

		October 1,	September 30,	$
	Balance sheet classification	2024	2025	change
Contract liabilities	Deferred revenue	$252,785	$12,285	$240,500

The opening and closing balances of the Company’s contract asset balances are as follows:

		October 1,	March 31,	$
	Balance sheet classification	2025	2026	change
Contract assets	Accounts receivable	$237,400	$303,265	$65,865

		October 1,	September 30,	$
	Balance sheet classification	2024	2025	change
Contract assets	Accounts receivable	$328,252	$237,400	$(90,852)

		October 1,	September 30,	$
	Balance sheet classification	2024	2025	change
Contract liabilities	Deferred revenue	$252,785	$12,285	$240,500

		October 1,	September 30,	$
	Balance sheet classification	2023	2024	change
Contract liabilities	Deferred revenue	$270,435	$252,785	$17,650

		October 1,	September 30,	$
	Balance sheet classification	2024	2025	change
Contract assets	Accounts receivables	$328,252	$237,400	$(90,852)

		October 1,	September 30,	$
	Balance sheet classification	2023	2024	change
Contract assets	Accounts receivables	$212,966	$328,252	$115,286

Schedule of cash, cash equivalents and restricted cash

For the purpose of the accompanying condensed consolidated financial statements, all highly liquid investments with a maturity of three months or less from when purchased are considered to be cash equivalents. The following table provides a reconciliation of cash, cash equivalents and restricted cash to amounts shown in the statement of cash flows.

	March 31,	September 30,
	2026	2025
Cash and cash equivalents	$949,091	$1,667,800
Restricted cash	—	750,000
Total cash, cash equivalents and restricted cash	$949,091	$2,417,800

	September 30,	September 30,
	2025	2024
Cash and cash equivalents	$1,667,800	$5,852,363
Restricted cash	750,000	750,000
Total cash, cash equivalents and restricted cash	$2,417,800	$6,602,363

Schedule of the calculation of weighted-average shares used in computing basic and diluted net loss per share

The following table presents the calculation of weighted-average shares used in computing basic and diluted net loss per share for the indicated periods ended March 31, 2026:

	March 31, 2026
	Three-months	Six-months
Weighted average common shares outstanding	5,322,528	4,803,859
Add: Weighted average pre-funded warrants	4,413,103	4,066,498
Weighted average shares used in computing basic and diluted net loss per share	9,735,631	8,870,357

Schedule of anti-dilutive securities not included computation of net loss per share

Securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive for the three and six-months ended March 31, 2026 and 2025 are as follows:

	March 31,
	2026	2025
Warrants	18,063,333	852,031
Stock options	724,227	142
Total	18,787,560	852,173

	2025	2024
Warrants	3,121,203	26,332
Options	291	437
	3,121,494	26,769